Accounting policies - Sensitivity analysis - Value at risk technique (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 MXN ($) D
Financial instruments
All financial instruments	$ 74
Instruments sensitive to interest rate	49
Instruments sensitive to equity market prices	2
Instruments sensitive to foreign currency exchange rates	49
Instruments sensitive to volatility movements	$ 5
Time horizon used in measuring VaR	1 day
Confidence level (as a percent)	99.00%
Number of business days used for measuring loss in excess of VaR | D	100
Minimum
Financial instruments
All financial instruments	$ 26
Instruments sensitive to interest rate	23
Instruments sensitive to equity market prices	1
Instruments sensitive to foreign currency exchange rates	8
Instruments sensitive to volatility movements	$ 4
Percentage of hedge effectiveness	80.00%
Maximum
Financial instruments
All financial instruments	$ 114
Instruments sensitive to interest rate	64
Instruments sensitive to equity market prices	12
Instruments sensitive to foreign currency exchange rates	89
Instruments sensitive to volatility movements	$ 11
Percentage of hedge effectiveness	125.00%
Weighted average
Financial instruments
All financial instruments	$ 66
Instruments sensitive to interest rate	43
Instruments sensitive to equity market prices	3
Instruments sensitive to foreign currency exchange rates	41
Instruments sensitive to volatility movements	$ 6